Intangible Assets (Details) - CAD ($) $ in Millions		12 Months Ended
	Jun. 28, 2018	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		$ 373	$ 364
Ending balance		318	373
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		807	744
Additions		14	53
Retirements and disposals(2)			(2)
Change in foreign exchange rates		(6)	3
Transfers		0	9
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)		(5)
Acquisition		16
Disposals		(38)
Ending balance		788	807
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		434	380
Retirements and disposals(2)			1
Change in foreign exchange rates		(1)	2
Transfers		0	3
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)		(3)
Disposals		(10)
Amortization		50	50
Ending balance		470	434
Coal rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		68	53
Ending balance		32	68
Coal rights | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		185	178
Additions		0	0
Retirements and disposals(2)			0
Change in foreign exchange rates		0	0
Transfers		1	7
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)		0
Acquisition		0
Disposals		(37)
Ending balance		149	185
Coal rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		117	125
Retirements and disposals(2)			0
Change in foreign exchange rates		0	0
Transfers		1	(17)
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)		0
Disposals		(9)
Amortization		8	9
Ending balance		117	117
Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		118	126
Ending balance		132	118
Software and other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		339	314
Additions		0	0
Retirements and disposals(2)			(2)
Change in foreign exchange rates		(4)	3
Transfers		48	24
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)		(5)
Acquisition		1
Disposals		(1)
Ending balance		378	339
Software and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		221	188
Retirements and disposals(2)			1
Change in foreign exchange rates		(1)	2
Transfers		(1)	0
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)		(3)
Disposals		(1)
Amortization		31	32
Ending balance		246	221
Power sale contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		141	156
Ending balance		143	141
Power sale contracts | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		237	223
Additions		0	0
Retirements and disposals(2)			0
Change in foreign exchange rates		(1)	0
Transfers		14	14
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)		0
Acquisition		0
Disposals		0
Ending balance		250	237
Power sale contracts | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		96	67
Retirements and disposals(2)			0
Change in foreign exchange rates		0	0
Transfers		0	(20)
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)		0
Disposals		0
Amortization		11	9
Ending balance		107	96
Intangibles under development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		46	29
Ending balance		11	46
Intangibles under development | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		46	29
Additions		14	53
Retirements and disposals(2)			0
Change in foreign exchange rates		(1)	0
Transfers		63	(36)
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)		0
Acquisition		15
Disposals		0
Ending balance		11	46
Intangibles under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		0	0
Retirements and disposals(2)			0
Change in foreign exchange rates		0	0
Transfers		0	0
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)		0
Disposals		0
Amortization		0	0
Ending balance		0	$ 0
US Wind Projects - Big Level | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions		$ 33
Lakeswind
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 12
Lakeswind | Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 1